Cost of services, selling and administrative (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Analysis of income and expense [abstract]
Salaries and other member costs	$ 6,846,585,000	$ 6,412,607,000
Professional fees and other contracted labour	1,369,420,000	1,273,944,000
Hardware, software and data center related costs	829,655,000	843,400,000
Property costs	307,496,000	320,755,000
Amortization and depreciation	383,834,000	366,377,000
Other operating expenses	64,801,000	40,576,000
Costs of services, selling and administrative (Note 22)	9,801,791,000	9,257,659,000
Research and development expense	$ 182,493,000	$ 182,951,000